Contract and Contribution Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 4. Contract and Contribution Payable

On May 1, 2015, the Company entered into an option agreement (the “Option Agreement”) with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate a wound cap technology (the “Technology”). Pursuant to the terms of the Option Agreement, the Company paid Dr. Gerlach a non-refundable fee of $24,000 in four quarterly installments of $6,000, with the first installment paid in May 2015 and the final payment made during the three months ended March 31, 2016.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh (the “University”), pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $75,000 (the “Grant”). The Company paid the Grant in eight quarterly installments of $9,375, with the first payment made in October 2014 and the final payment made in July 2016. Dr. Gerlach, from whom the Company purchased the CellMist™ System, is a professor at the University.

On June 9, 2014, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an amended asset purchase agreement (the “Amended APA”) with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach's rights, title and interest in the CellMist™ System. The Amended APA provided for cash payments of $300,000 as partial consideration for the purchase which are payable as follows: (a) $100,000 on December 31, 2014; (b) $50,000 on December 31, 2015; (c) $50,000 on December 31, 2016; and (d) $100,000 on December 31, 2017. At March 31, 2017, $100,000 of the amount payable to Dr. Gerlach was recorded as current liabilities in the accompanying consolidated balance sheet.

On May 1, 2015, the Company entered into an option agreement (the “Option Agreement”) with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate a wound cap technology (the “Technology”). Pursuant to the terms of the Option Agreement, the Company paid Dr. Gerlach a non-refundable fee of $24,000 in four quarterly installments of $6,000, with the first installment paid in May 2015 and the final payment made during the three months ended March 31, 2016.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh (the "University"), pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $75,000 (the "Grant"). The Company paid the Grant in eight quarterly installments of $9,375, with the first payment made in October 2014 and the final payment made in July 2016. Dr. Gerlach, from whom the Company purchased the CellMist™ System, is a professor at the University.

On June 9, 2014, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an amended asset purchase agreement (the “Amended APA”) with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach's rights, title and interest in the CellMist™ System. The Amended APA provided for cash payments of $300,000 as partial consideration for the purchase which are payable as follows: (a) $100,000 on December 31, 2014; (b) $50,000 on December 31, 2015; (c) $50,000 on December 31, 2016; and (d) $100,000 on December 31, 2017. At December 31, 2016, $150,000 of the amount payable to Dr. Gerlach was recorded as current liabilities in the accompanying consolidated balance sheet.

Below is a summary of contract and contribution payable at December 31, 2016 and 2015:

	2016	2015
Contribution payable to the University of Pittsburgh, in quarterly installments of $9,375, through July 2016	$-	$28,125
Contract payable to Dr. Jorg Gerlach in connection with the APA. $50,000 was due on December 31, 2016 and $100,000 is due on December 31, 2017	150,000	200,000
Contract for option agreement purchase	-	6,000
Total	150,000	234,125
Less: current portion	(150,000)	(134,125)
Long-term portion	$-	$100,000

See also “Note 9. Related Party Transactions.”